Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (1,787,077)	$ (5,679,082)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	582,643	515,982
Amortization of intangible assets	24,779	6,213
Amortization of right-of-use assets	128,427	1,031
Gain on short-term investments	(4,685)
Share-based compensation expenses		4,408,200
Impairment loss on long-term investments	1,356,618	1,121,382
Provision for impairment of inventory	85,646	55,510
Provision for impairment of contract costs	15,201	11,827
Allowance for credit losses	42,548	(6,650)
Deferred income tax	(52,534)	(21,916)
Loss on disposal of property and equipment	69,297	24,905
Changes in operating assets and liabilities:
Accounts receivable	(727,322)	(705,865)
Other receivables-bank acceptance notes	(553,016)	(511,554)
Advances to suppliers	75,453	196,125
Other receivables	(32,280)	28,631
Inventories	(428,455)	(39,787)
Contract costs	33,102	(109,388)
Accounts payable	1,538,831	75,993
Advances from customers	(412,310)	120,746
Other payables	(183,980)	7,696
Payroll payable	279,829	134,421
Taxes payable	(76,875)	662,925
Amounts due to related parties	62,193	3,422
Prepayment for lease related deposits	(35,000)
Change in operating lease liabilities	(105,115)	(5,794)
Net cash provided by (used in) operating activities	(104,082)	294,973
Cash flows from investing activities
Purchase of property and equipment	(1,006,113)	(945,918)
Purchase of intangible asset		(37,698)
Proceeds from disposal of property and equipment	47,451	28,083
Purchase of long-term investment		(2,478,000)
Prepayment for acquisition related deposits	(14,951,955)
Purchase of short-term investments	(1,995,134)
Maturities of short-term investments	1,824,679
Net cash used in investing activities	(16,081,072)	(3,433,533)
Cash flows from financing activities
Proceeds from short-term loans	2,799,992	1,404,163
Repayment of short-term loans	(2,799,992)	(280,833)
Proceeds from initial public offering, net		3,293,096
Payments of deferred offering costs		(264,950)
Proceeds from third party loans	310,598
Cash receipts from equity issuance, net of issuance cost	15,211,891
Principal payments under finance lease obligations
Net cash provided by (used in) financing activities	15,522,489	4,151,476
Effect of foreign exchange rate change on cash and cash equivalents	34,942	11,563
Net increase (decrease) in cash and cash equivalents	(627,723)	1,024,479
Cash and cash equivalents at the beginning of the year	2,080,715	1,056,236
Cash and cash equivalents at the end of the year	1,452,992	2,080,715
Supplemental disclosures of cash flow information:
Interest paid	38,093	36,769
Income taxes paid	168,048	113,108
Non-cash investing activities:
Right-of-use assets acquired under operating lease	1,184,423	39,526
Liabilities incurred for purchases of property and equipment	745,665	208,651
Liabilities incurred for purchase of intangible assets		$ 36,859